PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 5 - PROPERTY AND EQUIPMENT

The following is a summary of property and equipment—at cost, less accumulated depreciation:

December 31, 2024
Trucks	55,000

Total cost	55,000

Less accumulated depreciation	(27,485)

Net, property and equipment	$27,515

Depreciation expense for the years ended December 31 2024 and 2023 was $10,970 and $11,001, respectively. The trucks are being depreciated over a useful life of 5 years.